SCHEDULE OF RESTRICTED COMMON STOCK ACTIVITY (Details)	9 Months Ended
Sep. 30, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants Non vested Ending	80,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants Non vested Beginning
Fair value of outstanding beginning
Weighted Average Grant Date Fair Value Beginning | $ / shares
Number of Restricted shares Granted	80,000
Fair value of Granted	174
Weighted Average Grant Date Fair Value Granted | $ / shares	$ 2.18
Number of Restricted shares Vested
Fair value of vested	(5)
Weighted Average Grant Date Fair Value Vested | $ / shares	$ (1.90)
Number of Restricted shares Forfeited
Fair value of forfeited
Weighted Average Grant Date Fair Value Forfeited | $ / shares
Fair value of outstanding ending	169
Weighted Average Grant Date Fair Value Ending | $ / shares	$ 2.18